Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from operating activities:
Net loss	$ (36,410)	$ (22,287)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant & equipment	456	379
Depreciation of lease building & assets, net of cash paid		(59)
Amortization of finance lease right-of-use assets	37	0
Amortization of intangible assets	2,305
Impairment loss on crypto assets	323
Losses from the remeasurement of crypto assets	3
Interest and amortization of debt discount	1	88
Loss / (gain) on remeasurement of equity interest	270
Derecognition of WECAN tokens upon consolidation of Wecan	239
Gain on repayment of ExWorks Loan		(3,699)
Stock-based compensation	3,360	10,093
Bad debt expense		6
Inventory valuation allowance	369	(14)
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses		20
Income / (loss) from equity-method investments	229
Income tax expense / (recovery)	(302)	1
Change in income tax receivable, withholding tax	(2,128)
Other non-cash expenses / (income)
Unrealized and non-cash foreign currency transactions	1,317	(295)
Changes in operating assets and liabilities, net of effects of businesses acquired
Decrease (increase) in accounts receivable	(2,868)	1,148
Decrease (increase) in inventories	(339)	(772)
Decrease (increase) in government assistance	(2,034)	98
Decrease (increase) in other current assets and prepaids, net	1,157	(1,522)
Decrease (increase) in other noncurrent assets and prepaids, net	298	(37)
Increase (decrease) in accounts payable	7,588	780
Increase (decrease) in deferred revenue	668	40
Increase (decrease) in deferred revenue, noncurrent	1,063
Increase (decrease) in income taxes payable	(3)	(2)
Increase (decrease) in other current liabilities, excluding stock-based compensation liability	1,106	1,082
Increase (decrease) in defined benefit pension liability, net of unrealized gains and losses	(300)
Increase (decrease) in other noncurrent liabilities	(433)	(2)
Net cash provided by (used in) operating activities	(24,028)	(14,954)
Cash Flows from investing activities:
Sale / (acquisition) of equity securities		565
Sale / (acquisition) of property, plant and equipment	(1,518)	(161)
Sale / (acquisition) of cryptocurrencies	112	(300)
Sale / (acquisition) of debt securities		(104)
Sale / (acquisition) of investment in SAFE	(6,000)
Sale / (acquisition) of investment in Quobly SAS	(17,454)
Sale / (acquisition) of investment in Miraex	(640)
Sale / (acquisition) of investment in FOSSA	(1,239)
Sale / (acquisition) of investment, current	7,583
Acquisition of a business, net of cash and cash equivalents acquired	(4,314)
Acquisition of unconsolidated affiliate		(1,538)
Net cash provided by (used in) investing activities	(23,470)	(1,538)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	30	7,398
Proceeds from issuance of Common Stock	124,999	48,263
Common Stock issuance costs	(8,950)	(2,715)
(Issuance of) / Proceeds from convertible loan issuance	(650)
Repayments of debt	(562)	(2,526)
Acquisition of common stock for tax withholding obligations	(331)
Net cash provided by (used in) financing activities	114,536	50,420
Effect of exchange rate changes on cash and cash equivalents	(1,022)	68
Cash and cash equivalents and restricted cash
Net increase (decrease) during the period	66,016	33,996
Balance, beginning of period	429,248	90,600
Balance, end of period	495,264	124,596
Reconciliation to balance sheet
Cash and cash equivalents	488,953	124,596
Restricted cash, current	6,311
Balance, end of period	495,264	124,596
Supplemental cash flow information for financing and investing
Cash paid for interest, net of amounts capitalized	4
Issuance of shares in relation to investments in unconsolidated affiliates		1,948
Shares withheld to satisfy tax obligations	331	3,035
New operating lease liabilities		70
New finance lease liabilities	$ 39